John Hancock Variable Insurance Trust

Supplement dated September 6, 2013

to the Statement of Additional Information dated April 29, 2013

The following is added to the portfolio manager information presented in “APPENDIX III - PORTFOLIO MANAGER INFORMATION” – relating to the portfolio managers of Real Estate Securities Trust:

Jerry W. Ehlinger, CFA, no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. Ehlinger as a portfolio manager on the investment management team of the fund are removed from the Statement of Additional Information.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of fund shares owned beneficially and of record by Messrs. Fisher and Zonavetch, each a member of the fund’s portfolio management team including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of July 31, 2013.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned

Joseph D. Fisher	None
David W. Zonavetch	None

Other SEC-Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance - Based Fee Accounts
Joseph D. Fisher	None	None	None	None
David W. Zonavetch	None	None	None	None

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Joseph D. Fisher	None	None	None	None
David W. Zonavetch	None	None	None	None

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Joseph D. Fisher	None	None	None	None
David W. Zonavetch	None	None	None	None